Property, plant and equipment (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	$ 415	$ 439	$ 3,742	$ 3,743